DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Disclosure of detailed information about hedges
Carrying value of assets	£ 48,218	£ 61,815
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(13)	7
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(785)	(719)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(518)	(754)
Change in value to calculate hedge ineffectiveness	(168)	1,896	£ (2,316)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(151)	1,877	(2,333)
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(17)	19	17
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	457	169
Cash flow hedge reserve	(453)	(496)	£ (1,575)
Balances on cash flow hedge reserve for discontinued hedges	3	(23)
Deposits by customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(21,726)	(15,892)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	18	38
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	9	(10)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	1	0
Change in value to calculate hedge ineffectiveness	(1)	(53)
Deposits by customers | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	(33)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(4)	(1)
Cash flow hedge reserve	0	(1)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(3,811)	(4,091)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	150	118
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(54)	(75)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(77)	(114)
Change in value to calculate hedge ineffectiveness	52	(128)
Debt securities in issue | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(200)	(214)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(9)	(14)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(14)	(24)
Change in value to calculate hedge ineffectiveness	13	8
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	78	617
Cash flow hedge reserve	181	(9)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(511)	(522)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(12)	(27)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(1)	(1)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(36)	(42)
Change in value to calculate hedge ineffectiveness	15	(1)
Subordinated liabilities | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	0	0
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	0	(1)
Repurchase agreements - non-trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(60)	0
Cash flow hedge reserve	52	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Repurchase agreements - non-trading | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	(42)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Loans and advances to customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	62,773	73,194
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(731)	(625)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(290)	(435)
Change in value to calculate hedge ineffectiveness	(154)	1,968
Loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	361	(163)
Cash flow hedge reserve	(497)	(462)
Balances on cash flow hedge reserve for discontinued hedges	2	1
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	464	(281)
Cash flow hedge reserve	(192)	99
Balances on cash flow hedge reserve for discontinued hedges	(50)	(76)
Other financial assets at amortised cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	1,667	152
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(45)	1
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(7)	(8)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(7)	(8)
Change in value to calculate hedge ineffectiveness	(44)	5
Reverse repurchase agreements – non trading | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	6,423	6,186
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(1)	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	(1)	4
Other financial assets at FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,100	2,013
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(131)	(113)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(95)	(131)
Change in value to calculate hedge ineffectiveness	(18)	82
Other financial assets at FVOCI | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	1,503	989
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	16	4
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	(30)	12
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(487)	(253)
Cash flow hedge reserve	1	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other financial assets at FVOCI | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1)	0
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Not applicable – highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	4	88
Cash flow hedge reserve	0	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	148	99
Cash flow hedge reserve	(12)	(75)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Deposits by customers | Deposits by customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	21	94
Cash flow hedge reserve	(37)	(39)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	3	44
Cash flow hedge reserve	(16)	(11)
Balances on cash flow hedge reserve for discontinued hedges	51	52
Other financial assets at amortised cost | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(70)	0
Cash flow hedge reserve	66	0
Balances on cash flow hedge reserve for discontinued hedges	£ 0	£ 0